Mineral Rights and Properties (Tables)	12 Months Ended
Mar. 31, 2026
Mineral Rights and Properties [Abstract]
Schedule of Mineral Rights and Properties

As at	March 31, 2026	March 31, 2025
Producing mineral properties	$386,830	$332,631
Non-producing mineral properties	392,900	254,351
	$779,730	$586,982

Schedule of Producing Properties

Producing properties	Ying Mining District	GC	Total
Carrying values
As at April 1, 2024	$426,560	$120,557	$547,117
Capitalized expenditures	48,210	6,122	54,332
Environmental rehabilitation	3,896	33	3,929
Foreign currency translation impact	(2,014)	(520)	(2,534)
As at March 31, 2025	$476,652	$126,192	$602,844
Capitalized expenditures	56,133	5,958	62,091
Environmental rehabilitation	796	—	796
Foreign currency translation impact	26,466	6,681	33,147
Balance as at March 31, 2026	$560,047	$138,831	$698,878
Accumulated depletion and impairment
As at April 1, 2024	$(161,657)	$(86,148)	$(247,805)
Depletion	(21,464)	(2,082)	(23,546)
Foreign currency translation impact	779	359	1,138
As at March 31, 2025	$(182,342)	$(87,871)	$(270,213)
Depletion	(24,549)	(2,482)	(27,031)
Foreign currency translation impact	(10,212)	(4,592)	(14,804)
Balance as at March 31, 2026	$(217,103)	$(94,945)	$(312,048)
Carrying values
Balance as at March 31, 2025	$294,310	$38,321	$332,631
Balance as at March 31, 2026	$342,944	$43,886	$386,830

Schedule of Non-Producing Properties

					Tulkubash/
Non-producing properties	BYP	Kuanping	El Domo	Condor	Kyzyltash	Total
Carrying values
As at April 1, 2024	$6,636	$12,885	$—	$—	$—	$19,521
Acquisition	—	—	201,014	24,945	—	225,959
Capitalized expenditures	—	543	7,166	1,275	—	8,984
Environmental rehabilitation	(26)	—	—	—	—	(26)
Foreign currency translation impact	(30)	(57)	—	—	—	(87)
As at March 31, 2025	$6,580	$13,371	$208,180	$26,220	$—	$254,351
Acquisition	—	—	—	—	84,018	84,018
Capitalized expenditures	—	4,346	45,794	2,974	250	53,364
Foreign currency translation impact	339	828	—	—	—	1,167
Balance as at March 31, 2026	$6,919	$18,545	$253,974	$29,194	$84,268	$392,900